Schedule II - Condensed Financial Information of Registrant - FY	12 Months Ended
Dec. 31, 2015
Schedule II - Condensed Financial Information of Registrant [Abstract]
Schedule II - Condensed Financial Information of Registrant
Schedule II
KINSALE CAPITAL GROUP, INC. AND SUBSIDIARIES

Condensed Financial Information of Registrant

Balance Sheets

	December 31,
	2015	2014
	(in thousands)
Assets
Cash and cash equivalents	$1,744	$2,712
Due from subsidiaries	673	1,542
Investment in subsidiaries	140,801	117,221
Deferred tax assets	562	623
Other assets	23	25
Total assets	$143,803	$122,123

Liabilities and Stockholders’ Equity
Liabilities:
Accounts payable and accrued expenses	$150	$61
Due to subsidiaries	—	—
Income taxes payable	599	1,992
Note payable	29,603	27,484
Total liabilities	30,352	29,537

Stockholders’ equity:
Class A common stock	1	1
Class B common stock	—	—
Additional paid-in capital	80,229	80,074
Accumulated other comprehensive income	3,651	5,214
Retained earnings	29,570	7,297
Stockholders’ equity	113,451	92,586
Total liabilities and stockholders’ equity	$143,803	$122,123

See accompanying notes.

See accompanying Report of Independent Registered Public Accounting Firm.

KINSALE CAPITAL GROUP, INC. AND SUBSIDIARIES

Condensed Financial Information of Registrant

Statements of Income and Comprehensive Income (Loss)

	Years Ended December 31,
	2015	2014	2013
	(in thousands)
Revenues:
Management fees from subsidiaries	$636	$178	$—
Total revenues	636	178	—

Expenses:
Other operating expenses	640	227	47
Other expenses	66	180	56
Interest expenses	1,230	394	—
Total expenses	1,936	801	103

Loss before equity in net income of subsidiaries	(1,300)	(623)	(103)
Equity in net income of subsidiaries	23,141	13,422	12,370
Income before income taxes	21,841	12,799	12,267
Income tax benefit	(432)	(174)	—
Net income	$22,273	$12,973	$12,267

Other comprehensive income (loss):
Equity in other comprehensive earnings (losses) of subsidiaries	(1,563)	2,921	(3,115)
Total comprehensive income	$20,710	$15,894	$9,152

See accompanying notes.

See accompanying Report of Independent Registered Public Accounting Firm.

KINSALE CAPITAL GROUP, INC. AND SUBSIDIARIES

Condensed Financial Information of Registrant

Statements of Cash Flows

	Years Ended December 31,
	2015	2014	2013
	(in thousands)
Operating activities
Net income	$22,273	$12,973	$12,267
Adjustments to reconcile net income to net cash used in operating activities:
Deferred tax expense	61	20	—
Stock compensation expense	65	58	55
Equity in undistributed earnings of subsidiaries	(23,141)	(13,422)	(12,370)
Changes in operating assets and liabilities	(286)	(110)	24
Net cash used in operating activities	(1,028)	(481)	(24)

Financing activities
Merger with subsidiary	—	2,971	—
Contribution to subsidiary	(2,000)	(3,000)	—
Proceeds from note payable	2,000	3,000	—
Debt issuance costs	(30)	(69)	—
Additional paid-in capital	90	100	(107)
Net cash provided by (used in) financing activities	60	3,002	(107)
Net change in cash and cash equivalents	(968)	2,521	(131)
Cash and cash equivalents at beginning of year	2,712	191	322
Cash and cash equivalents at end of year	$1,744	$2,712	$191

See accompanying notes.

See accompanying Report of Independent Registered Public Accounting Firm.

KINSALE CAPITAL GROUP, INC.

Condensed Financial Information of Registrant

Notes to Condensed Financial Information

1.	Accounting policies

Organization
Kinsale Capital Group, Inc., a Delaware domiciled insurance holding company, was formed on June 3, 2009 for the purpose of acquiring and managing insurance entities. Prior to September 5, 2014, the Company was a Bermuda registered holding company, formerly known as Kinsale Capital Group, Ltd. (“KCGL”). Effective September 5, 2014, KCGL was re-domesticated from Bermuda to Delaware. A wholly owned subsidiary of KCGL, Kinsale Capital Group, Inc., which was formed on June 4, 2009 as a U.S. holding company, was immediately merged into the re-domesticated entity and Kinsale Capital Group, Ltd. changed its name to Kinsale Capital Group, Inc.

Basis of presentation

The accompanying condensed financial statements have been prepared using the equity method. Under the equity method, the investment in consolidated subsidiaries is stated at cost plus equity in undistributed earnings of consolidated subsidiaries since the date of acquisition. These condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

Estimates and assumptions

Preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed financial statements and accompanying disclosures. Those estimates are inherently subject to change, and actual results may ultimately differ from those estimates.